Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value (
in thousands
):

March 31, 2022	Quoted Prices in Active Markets	Significant other Observable Units	Significant other Unobservable Units
Description	(Level 1)	(Level 2)	(Level 3)
Derivative warrant liabilities	$—	$—	$11,911

December 31, 2021	Quoted Prices in Active Markets	Significant other Observable Units	Significant other Unobservable Units
Description	(Level 1)	(Level 2)	(Level 3)
Derivative warrant liabilities	$—	$—	$8,375
Fair value of the Public Warrants issued in connection with the IPO and the Private Placement Warrants was initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants has been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the IPO has been measured based on the listed market price of such warrants since the IPO. During the three months ended March 31, 2022, the Company recognized a loss resulting from an increase in the fair value of the derivative warrant liabilities of $3.5 million.
There were no transfers between levels during the three months ended March 31, 2022.
The following table provides quantitative information regarding Level 3 fair value measurements inputs used in measurement of fair value of Private Placement Warrants:

	March 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Unit price	$7.47	$7.68
Volatility	50.8%	37.6%
Expected life of the options to convert	4.19	4.44
Risk-free rate	2.40%	1.17%
Dividend yield	0.0%	0.0%

The change in the fair value of the warrant liabilities for the three months ended March 31, 2022 is summarized as follows (
in thousands
):

Fair value of derivative warrant liabilities at December 31, 2021	$8,375
Change in fair value of derivative warrant liabilities	3,536

Fair value of derivative warrant liabilities at March 31, 2022	$11,911

NOTE 10. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value (
in thousands
).

December 31, 2021 Description	Quoted Prices in Active Markets (Level 1)	Significant other Observable Units (Level 2)	Significant other Unobservable Units (Level 3)
Derivative warrant liabilities	$—	$—	$8,375
Liability-classified contingent consideration	—	—	875
The fair value of the Public Warrants issued in connection with the IPO and the Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants has been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the IPO has been measured based on the listed market price of such warrants since the IPO. For the twelve months ended December 31, 2021, the Company recognized a benefit resulting from a decrease in the fair value of the derivative warrant liabilities of $20.8 million.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for twelve months ended December 31, 2021.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as of the Closing (June 8, 2021) and December 31, 2021:

	December 31, 2021	June 8, 2021
Exercise price	$11.50	$11.50
Unit price	$7.68	$14.92
Volatility	37.6%	29.8%
Expected life of the options to convert	4.44	5
Risk-free rate	1.17%	0.77%
Dividend yield	0.0%	0.0%
The change in the fair value of the warrant liabilities for the twelve months ended December 31, 2021 is summarized as follows (
in thousands
):

Fair value of derivative warrant liabilities at Closing	$29,132
Change in fair value of derivative warrant liabilities	(20,757)

Derivative warrant liabilities at December 31, 2021	$8,375

The following table provides quantitative information regarding Level 3 fair value measurements of the Related Warrants as of the date of issuance:

July 13, 2021
Exercise price	$11.50
Unit price	$13.30
Volatility	50.9%
Expected life of the options to convert	5.00
Risk-free rate	0.85%
Dividend yield	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements of both tranches of the Contingent Consideration for the CMG Sellers and IMC Parent as of the date in which the First Share Price was triggered, causing the instruments to be re-assessed
under ASWC
815-40
and subsequent reclassification from liabilities to equity:

CMG Sellers—First Share Price Trigger	July 9, 2021
Share Price Trigger	$12.50
Potential Shares	1,750,000
Beginning Share Price	$14.09
Volatility	60.7%
Remaining Term	0.92
Risk-free rate	0.22%
Dividend yield	0.0%

CMG Sellers—Second Share Price Trigger	July 9, 2021
Share Price Trigger	$15.00
Potential Shares	1,750,000
Beginning Share Price	$14.09
Volatility	60.7%
Remaining Term	1.92
Risk-free rate	0.22%
Dividend yield	0.0%

IMC Parent—First Share Price Trigger	July 9, 2021
Share Price Trigger	$12.50
Potential Shares	1,450,000
Beginning Share Price	$14.09
Volatility	60.7%
Remaining Term	0.92
Risk-free rate	0.22%
Dividend yield	0.0%

IMC Parent—Second Share Price Trigger	July 9, 2021
Share Price Trigger	$15.00
Potential Shares	1,450,000
Beginning Share Price	$14.09
Volatility	60.7%
Remaining Term	1.92
Risk-free rate	0.22%
Dividend yield	0.0%